Other disclosures (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Offbalance Funds Under Management [Abstract]
Funds under management	R$ 1,747,623	R$ 1,533,620	R$ 2,542,286
Total	R$ 1,747,623	R$ 1,533,620	R$ 2,542,286